Goodwill and Core Deposit Intangible	12 Months Ended
Dec. 31, 2014
Goodwill and Core Deposit Intangible [Abstract]
Goodwill and Core Deposit Intangible

10. Goodwill and Core deposit intangible

On September 8, 2006, the Company completed its acquisition of a branch office in Richfield, PA. Goodwill at December 31, 2014 and 2013 was $2,046,000. Core deposit intangible was $74,000 net of amortization of $375,000 at December 31, 2014 and $119,000 net of amortization of $330,000 at December 31, 2013. The core deposit intangible is being amortized over a ten-year period on a straight line basis. The goodwill is not amortized, but is measured annually for impairment. Core deposit intangible amortization expense of $45,000 was recorded in each of the years 2014, 2013 and 2012. Intangible amortization expense projected for the remaining two years beginning in 2015 is estimated to be $45,000 in 2015 and $29,000 for 2016.